Significant non-cash investing and financing transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-Cash Transactions [Abstract]
Transfer from construction-in-progress to other assets	₩ 13,676,233	₩ 19,971,599	₩ 10,491,054
Recognition of asset retirement cost and related provision for decommissioning costs	2,494,802	470,941	699,673
Transfer from provision for disposal of spent nuclear fuel to accrued expenses	₩ 342,861	₩ 283,675	₩ 491,755